REPORTABLE SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS

Revenue from operations

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Reportable Segment:
Production Services	$138,060	$148,292	$427,497	$420,516
Drilling and Evaluation Services	79,932	70,131	237,848	200,455
Total revenue	$217,992	$218,423	$665,345	$620,971

Long-lived assets

	September 30, 2021	December 31, 2020
Reportable Segment:
Production Services	$322,325	$303,625
Drilling and Evaluation Services	125,635	124,062
Total Reportable Segments	447,960	427,687
Unallocated assets	18,772	10,056
Total long-lived assets	$466,732	$437,743

Operating income

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Reportable Segment:
Production Services	$10,625	$21,425	$42,822	$62,970
Drilling and Evaluation Services	7,084	7,377	25,355	23,579
Total Reportable Segments	17,709	28,802	68,177	86,549
Unallocated expenses	(9,607)	(9,815)	(29,996)	(31,189)
Total operating income	$8,102	$18,987	$38,181	$55,360

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS

Revenue by geographic area

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-	$-
MENA	215,557	215,762	657,890	612,560
Rest of World	2,435	2,661	7,455	8,411
Total revenue	$217,992	$218,423	$665,345	$620,971

Long-lived assets by geographic area

	September 30, 2021	December 31, 2020
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	458,447	429,283
Rest of World	8,285	8,460
Total long-lived assets	$466,732	$437,743